401(K) Plan	12 Months Ended
Dec. 31, 2020
FaZe Clan Inc. [Member]
401(K) Plan [Line Items]
401(K) PLAN

11.    401(K) PLAN

Our eligible employees participate in a company-sponsored 401(k) plan. Under the plan, we provide matching contributions to employees of up to 4% of their eligible earnings. All matching contributions vest immediately. During the years ended December 31, 2020 and 2019, we made contributions of $0.3 million a de minimis amount to the 401(k) plan, respectively.